Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents | $	$ 14,371		$ 15,192		$ 8,078		$ 11,996
Prepaid expenses and other current assets | $	2,006		2,267
Total current assets | $	69,958		68,905
Property, plant and equipment-net | $	30,211		31,494
Total assets | $	100,169		100,399
Current liabilities:
Accrued payroll and employee benefits | $	5,676		5,566
Other accrued liabilities | $	1,662		1,873
Total current liabilities | $	16,205		19,120
Total shareholders' equity | $	83,964		81,279		$ 76,201		$ 76,808
Total liabilities and shareholders' equity | $	$ 100,169		$ 100,399
Parent Company [Member]
Current assets:
Cash and cash equivalents		¥ 566		¥ 259		¥ 174		¥ 294
Prepaid expenses and other current assets		41		58
Amounts due from subsidiaries		23,641		26,996
Total current assets		24,248		27,313
Investments in subsidiaries		61,447		55,669
Total assets		85,695		82,982
Current liabilities:
Accrued payroll and employee benefits		1,588		1,590
Other accrued liabilities		143		113
Total current liabilities		1,731		1,703
Total shareholders' equity		83,964		81,279
Total liabilities and shareholders' equity		¥ 85,695		¥ 82,982